Intangible assets - Impairment testing (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash-generating units
Goodwill	$ 848	$ 896	$ 890
Percentage of reasonably possible decrease in cash flow projections	10.00%
Percentage of reasonably possible decrease in growth rate	1.00%
Percentage of reasonably possible increase in discount rate	1.00%
Impairment loss resulting from reasonably possible changes in assumptions, goodwill	$ 0
Thailand Asset Management
Cash-generating units
Goodwill	$ 450	$ 449
Period of discounted cash flow valuation	5 years
Constant growth rate	3.50%	3.50%
Pre-tax discount rate	9.00%	9.00%
UOB Life
Cash-generating units
Goodwill	$ 230	$ 238